Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets	Dec. 31, 2023
Land use rights [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	50 years
Patent [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademark [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years